RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cash equivalents	$ 30,245,268	$ 27,687,525
Cash held by entity	6,397,561	6,338,010
Total cash and cash equivalents	36,642,829	34,025,535	$ 30,117,236	$ 28,401,283
Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	16,351,608	16,273,954
Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	13,820,904	11,319,651
Without grade or not available [member]
Disclosure of financial assets [line items]
Cash equivalents	72,756	93,920
Cash and cash equivalents with Central Bank [member] | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	5,113,247	3,943,832
Cash and cash equivalents with Central Bank [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	11,200,970	9,900,155
Cash and cash equivalents, financial entities [member] | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents	11,238,361	12,328,559
Cash and cash equivalents, financial entities [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Cash equivalents	2,619,934	1,419,496
Cash and cash equivalents, financial entities [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Cash equivalents	$ 72,756	93,920
Cash and equivalents, others [member] | Investment grade [member]
Disclosure of financial assets [line items]
Cash equivalents		$ 1,563